Changes in the Accretable Yield (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	46,122	71,210
Purchases
Accretion of accretable yield	(21,146)	(52,424)
Increase to expected cash flows	(1,999)	27,336
Balance at end of year	22,977	46,122